SEGMENT INFORMATION - Financial information by geographic areas (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	₽ 494,926	₽ 470,605	₽ 446,238
Non-current assets
Non-current assets:	412,948	383,883
Russia
Revenue
Revenue	481,536	459,415	435,671
Non-current assets
Non-current assets:	401,743	373,803
Other
Revenue
Revenue	13,390	11,190	₽ 10,567
Non-current assets
Non-current assets:	₽ 11,205	₽ 10,080